Other Reserves (Details Textual) - AUD ($)			1 Months Ended
	Feb. 11, 2019	Jul. 13, 2018	Jun. 30, 2019	Nov. 26, 2018	Jun. 22, 2017	Jun. 30, 2020
Other reserves (Textual)
Value of shares owed						$ 73,088
Non-Executive Director [Member]
Other reserves (Textual)
Number of shares unlisted option					1,000,000
Unlisted option exercisable per shares					$ 0.50
Maturity date					27 Nov 2019
Dr. Jerry Kanellos [Member]
Other reserves (Textual)
Number of shares unlisted option		1,000,000
Unlisted option exercisable per shares		$ 0.50
Maturity date		1 July 2021
Mr. Richard J. Berman [Member]
Other reserves (Textual)
Number of shares unlisted option				2,000,000
Unlisted option exercisable per shares				$ 0.50
Maturity date				30 June 2020
Dr. Gary S. Jacob [Member]
Other reserves (Textual)
Number of shares unlisted option	5,000,000
Unlisted option exercisable per shares	$ 0.50
Maturity date	September 25, 2020
Options granted			$ 975,000
Grant date			6 November 2019
Revaluation of options value			$ 368,000